UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Semi-annual report for the six months ended March 31, 2018

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

New Perspective Fund seeks to provide you with long-term growth of capital. Future income is a secondary objective.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.30%	10.41%	7.29%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.75% for Class A shares as of the prospectus dated December 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

During a period when global equity markets were buffeted by renewed volatility and geopolitical uncertainty, New Perspective Fund generated solid results and exceeded all of its benchmarks.

For the six months ended March 31, 2018, the fund recorded a return of 6.81% (which includes a dividend of 19 cents a share and a capital gain of $2.18 a share paid in December). This surpassed the 4.71% increase recorded by the fund’s primary benchmark, the MSCI ACWI (All Country World Index), which measures returns for equity markets in more than 40 countries.

In addition, New Perspective Fund outpaced its peers as reflected by the Lipper Global Funds Index, which advanced 3.75%, and the Standard & Poor’s 500 Composite Index, which gained 5.84%. As shown in the table below, the fund’s results compare favorably over longer time frames as well.

Return of market volatility

World equity markets rallied through much of the period, with U.S. stocks hitting record highs in January on the heels of a $1.5 trillion tax cut. However, during the final week of the month, investor anxieties around inflationary pressures and climbing interest rates sent markets sharply lower, resulting in the first market correction (or roughly 10% loss) since 2016. Trade tensions between the U.S. and China further rattled markets as the two countries threatened to impose billions of dollars in tariffs

Results at a glance

For periods ended March 31, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/13/73)

New Perspective Fund (Class A shares)[1]	6.81%	20.21%	11.72%	7.93%	12.32%
MSCI ACWI (All Country World Index)[2,3]	4.71	14.85	9.20	5.57	—	[4]
Standard & Poor’s 500 Composite Index[5]	5.84	13.99	13.31	9.49	10.46
Lipper Global Funds Index	3.75	13.52	9.51	5.75	—	[6]

[1]	Results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[3]	Results reflect dividends net of withholding taxes.
[4]	The MSCI ACWI began operations on December 31, 1987.
[5]	The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
[6]	The Lipper Global Funds Index began operations on December 31, 1983. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

New Perspective Fund	1

against one another. Technology stocks also came under pressure as Facebook and other “big data” companies faced regulatory scrutiny over data privacy issues.

Despite the onset of volatility, economic activity continued to accelerate with the U.S., Europe, Japan and China all enjoying a solid period of synchronized growth. The U.S. Federal Reserve raised short-term interest rates in March, the sixth hike since it began tightening monetary policy in late 2015. The European Central Bank and Bank of Japan held rates steady for the period, despite encouraging signs of economic growth. In currencies, the U.S. dollar weakened, declining 3.87% against the euro and 5.52% against the yen.

Solid sector gains

Strong earnings growth and investor enthusiasm for consumer tech products drove share prices higher for bellwether companies such as Amazon, Microsoft and Intel. Shares of financial companies enjoyed significant gains as interest rates gradually moved higher during the October-to-March period. Bank of America and JPMorgan Chase were among the biggest beneficiaries in the sector. Basic materials stocks also rose on a brighter outlook for global economic growth and increased demand from China.

Health care stocks were essentially flat as some large pharmaceuticals companies faced accelerating competition from generic drug makers and pricing pressures from pharmacy-benefit managers. Energy stocks also moved sideways amid subdued oil prices and concerns about oversupply issues in major oil-producing regions. Utilities and telecommunication services stocks declined due, in part, to the impact of rising interest rates on high-dividend paying stocks, or so-called “bond proxies.” The fierce battle for wireless customers hurt shares of both AT&T and Verizon.

Inside the portfolio

Select investments in the consumer discretionary sector generated strong returns for the fund. Amazon and Netflix, tech giants that have used the internet to transform the way consumers shop and watch movies and television, were top contributors. South African-based Naspers remains an attractive investment due to its significant ownership stake in Chinese e-commerce titan Tencent. All three companies are benefiting from the rapid worldwide growth of web- and mobile phone-based services. It’s also important to note that many of the companies with favorable short-term results, such as Amazon, have also been long-term holdings in the fund.

In the information technology sector, Taiwan Semiconductor and ASML both rallied as demand soared for more powerful chips to drive computers and mobile devices of all kinds. However, stock selection in the sector hindered fund returns. Some of that was attributable to a drop in shares of Facebook, the fund’s second largest holding, which came under intense scrutiny as the government stepped up its inquiries into the company’s data-sharing activities. In addition, shares of Largan Precision, a maker of smartphone camera lenses, fell abruptly amid lower-than-expected demand for Apple’s iPhone X.

2	New Perspective Fund

Certain investments in the energy and health care sectors detracted from results. Shares of oil pipeline operator Enbridge declined amid concerns about the company’s debt levels and adverse regulatory rulings. Incyte shares fell after the biotech firm reported a full-year loss for 2017, due in part to higher research and development costs. Elsewhere in the sector, shares of Juno Therapeutics rose sharply after the biotech company agreed to be acquired by Celgene for about $9 billion.

Looking ahead

We remain optimistic about the long-term outlook for global equity markets, despite the recent market correction. The current synchronized global economic recovery is supportive of underlying corporate earnings growth, while relatively low inflation, moderately rising commodity prices and broadly accommodative monetary policies should provide a favorable backdrop. That said, we believe the return of volatility this year is a good reminder that the ride will not always be smooth. As we have stated many times in the past, corrections are expected and even healthy as they tend to remove the froth from overly optimistic markets.

We think equity valuations remain high, particularly in the United States, and geopolitical risks are rising. Trade tensions between the U.S. and China pose a significant threat to global commerce and, as such, we will be watching those events closely. This and other trade disputes, coupled with tighter U.S. monetary policy, are likely to produce further market volatility. In addition, as the global economy continues to recover from the 2008–09 financial crisis, the adjustment to a more normalized environment may spark subsequent downturns as the market adapts to a world with fewer unorthodox stimulus measures.

Meanwhile, we remain focused on the long term. The fund is positioned to tolerate periods of short-term market volatility and even to use them as buying opportunities. When markets decline broadly, research-driven stock pickers can take advantage of lower prices and greater volatility to generate excess returns. That is certainly one of our primary goals and, so far, 2018 is providing us with the opportunity to achieve it.

We thank you for your commitment to the fund, and we look forward to reporting to you again in six months.

Sincerely,

Robert W. Lovelace

President

May 10, 2018

For current information about the fund, visit americanfunds.com.

New Perspective Fund	3

Summary investment portfolio March 31, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	49.58%
Euro zone*	14.39
Japan	5.79
United Kingdom	4.83
Taiwan	2.78
South Africa	2.16
Switzerland	2.03
Hong Kong	1.86
Denmark	1.69
Other countries	8.94
Short-term securities & other assets less liabilities	5.95
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.96%	Shares	Value (000)
Information technology 25.86%
Facebook, Inc., Class A1	12,766,100	$2,039,895
Taiwan Semiconductor Manufacturing Co., Ltd.	202,480,994	1,718,766
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	129,293
ASML Holding NV2	5,991,109	1,184,938
ASML Holding NV (New York registered)	2,759,470	547,920
Microsoft Corp.	16,787,000	1,532,149
Alphabet Inc., Class C1	926,723	956,184
Alphabet Inc., Class A1	497,800	516,288
Broadcom Ltd.	4,316,600	1,017,207
Samsung Electronics Co., Ltd.	408,488	943,136
Samsung Electronics Co., Ltd., nonvoting preferred	7,128	13,642
Visa Inc., Class A	7,382,100	883,047
Nintendo Co., Ltd.	1,943,600	855,746
Mastercard Inc., Class A	4,595,900	805,018
Murata Manufacturing Co., Ltd.	4,501,964	616,308
GoDaddy Inc., Class A1,3	9,948,440	611,033
Other securities		6,121,855
		20,492,425

4	New Perspective Fund

	Shares	Value (000)
Consumer discretionary 18.25%
Amazon.com, Inc.[1]	2,210,132	$3,198,812
Naspers Ltd., Class N2	5,586,042	1,368,338
Netflix, Inc.[1]	2,689,000	794,196
Booking Holdings Inc.[1]	363,380	755,972
Tesla, Inc.[1]	2,500,000	665,325
NIKE, Inc., Class B	9,645,000	640,814
LVMH Moët Hennessy-Louis Vuitton SE2	1,861,166	573,777
Starbucks Corp.	9,853,600	570,425
Hilton Worldwide Holdings Inc.	5,732,501	451,492
Norwegian Cruise Line Holdings Ltd.[1]	8,325,000	440,975
Other securities		5,003,658
		14,463,784

Financials 11.87%
JPMorgan Chase & Co.	12,947,700	1,423,858
CME Group Inc., Class A	7,012,400	1,134,186
AIA Group Ltd.[2]	111,018,600	947,703
Chubb Ltd.	4,220,800	577,279
Prudential PLC[2]	20,267,222	506,193
BlackRock, Inc.	913,789	495,018
BNP Paribas SA2	6,591,770	488,591
Moody’s Corp.	2,989,700	482,239
Other securities		3,355,063
		9,410,130

Consumer staples 8.94%
Pernod Ricard SA2	6,285,796	1,046,775
British American Tobacco PLC[2]	15,053,289	873,113
Nestlé SA2	10,277,488	813,291
Other securities		4,349,073
		7,082,252

Industrials 8.58%
Airbus SE, non-registered shares[2]	7,288,539	843,037
Ryanair Holdings PLC (ADR)[1]	5,365,861	659,196
ASSA ABLOY AB, Class B2	21,969,543	476,183
IDEX Corp.	3,023,500	430,879
Other securities		4,391,864
		6,801,159

Health care 7.72%
Intuitive Surgical, Inc.[1]	1,663,500	686,743
Boston Scientific Corp.[1]	20,640,200	563,890
Incyte Corp.[1]	6,385,700	532,120
Novo Nordisk A/S, Class B2	10,080,410	495,837
Thermo Fisher Scientific Inc.	2,257,974	466,181
Other securities		3,374,645
		6,119,416

New Perspective Fund	5

Common stocks (continued)	Shares	Value (000)
Materials 5.90%
Vale SA, ordinary nominative (ADR)	57,805,119	$735,281
Vale SA, ordinary nominative	10,731,155	137,062
Asahi Kasei Corp.	38,649,973	508,046
Praxair, Inc.	3,203,100	462,207
Other securities		2,834,308
		4,676,904

Energy 3.76%
Reliance Industries Ltd.[2]	50,460,000	686,150
Enbridge Inc. (CAD denominated)	12,964,463	407,730
Enbridge Inc. (CAD denominated)[2,4]	2,323,647	72,348
Other securities		1,814,494
		2,980,722

Telecommunication services 1.36%
SoftBank Group Corp.	6,062,234	452,831
Other securities		623,752
		1,076,583

Other 1.44%
Other securities		1,144,655

Miscellaneous 0.28%
Other common stocks in initial period of acquisition		217,173

Total common stocks (cost: $45,024,340,000)		74,465,203

Convertible bonds 0.08%	Principal amount (000)
Energy 0.08%
Other securities		63,792

Total convertible bonds (cost: $100,924,000)		63,792

Bonds, notes & other debt instruments 0.01%
U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.01%
Other securities		9,974

Total bonds, notes & other debt instruments (cost: $9,975,000)		9,974

Short-term securities 5.78%
Chariot Funding, LLC 1.87%–2.31% due 7/2/2018–7/3/2018[4]	$75,000	74,539
Federal Home Loan Bank 1.40%–1.76% due 4/5/2018–5/29/2018	913,900	912,698
Nestlé Capital Corp. 1.61%–1.79% due 4/5/2018–5/16/2018[4]	156,400	156,186

6	New Perspective Fund

	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.44%–1.69% due 4/12/2018–7/19/2018	$762,000	$759,605
Other securities		2,676,973

Total short-term securities (cost: $4,580,987,000)		4,580,001
Total investment securities 99.83% (cost: $49,716,226,000)		79,118,970
Other assets less liabilities 0.17%		138,455

Net assets 100.00%		$79,257,425

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

						Unrealized
						(depreciation)
Contract amount						appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 3/31/2018 (000)
USD	1,641	JPY	175,930	Bank of America, N.A.	4/16/2018	$ (14)
USD	35,430	JPY	3,754,000	Bank of America, N.A.	5/25/2018	29
						$ 15

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.95%
Information technology 0.77%
GoDaddy Inc., Class A1,5	2,708,500	7,239,940	—	9,948,440
Health care 0.18%
Ultragenyx Pharmaceutical Inc.[1]	2,122,900	645,388	—	2,768,288

New Perspective Fund	7

Investments in affiliates (continued)

	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 0.95%
Information technology 0.77%
GoDaddy Inc., Class A1,5	$—	$148,363	$—	$611,033
Health care 0.18%
Ultragenyx Pharmaceutical Inc.[1]	—	(4,962)	—	141,155
Total 0.95%	$—	$143,401	$—	$752,188

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $23,190,426,000, which represented 29.26% of the net assets of the fund. This amount includes $22,918,619,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,343,782,000, which represented 2.96% of the net assets of the fund.
[5]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2017; it was not publicly disclosed.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

8	New Perspective Fund

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2018	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $49,075,429)	$78,366,782
Affiliated issuers (cost: $640,797)	752,188	$79,118,970
Cash		114,537
Cash denominated in currencies other than U.S. dollars (cost: $10,384)		10,366
Unrealized appreciation on open forward currency contracts		29
Receivables for:
Sales of fund’s shares	120,982
Dividends and interest	137,693
Other	2,473	261,148
		79,505,050
Liabilities:
Unrealized depreciation on open forward currency contracts		14
Payables for:
Purchases of investments	70,060
Repurchases of fund’s shares	85,042
Investment advisory services	25,736
Services provided by related parties	16,563
Trustees’ deferred compensation	5,059
Non-U.S. taxes	43,787
Other	1,364	247,611
Net assets at March 31, 2018		$79,257,425

Net assets consist of:
Capital paid in on shares of beneficial interest		$46,523,132
Undistributed net investment income		63,716
Undistributed net realized gain		3,301,979
Net unrealized appreciation		29,368,598
Net assets at March 31, 2018		$79,257,425

See Notes to Financial Statements

New Perspective Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,804,564 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$41,905,216	951,438		$44.04
Class C	1,513,720	35,833		42.24
Class T	11	—	*	44.02
Class F-1	1,826,667	41,745		43.76
Class F-2	6,872,418	156,462		43.92
Class F-3	3,443,807	78,153		44.07
Class 529-A	2,119,579	48,703		43.52
Class 529-C	292,376	6,941		42.12
Class 529-E	87,440	2,030		43.08
Class 529-T	12	—	*	44.01
Class 529-F-1	107,013	2,464		43.43
Class R-1	85,465	2,040		41.88
Class R-2	560,833	13,261		42.29
Class R-2E	66,376	1,532		43.34
Class R-3	1,723,845	40,065		43.03
Class R-4	2,115,295	48,703		43.43
Class R-5E	9,240	211		43.82
Class R-5	1,731,374	39,334		44.02
Class R-6	14,796,738	335,649		44.08

*	Amount less than one thousand.

See Notes to Financial Statements

10	New Perspective Fund

Statement of operations	unaudited
for the six months ended March 31, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,840)	$450,077
Interest	33,828	$483,905
Fees and expenses*:
Investment advisory services	146,522
Distribution services	75,294
Transfer agent services	30,007
Administrative services	11,049
Reports to shareholders	1,177
Registration statement and prospectus	1,185
Trustees’ compensation	736
Auditing and legal	60
Custodian	2,790
Other	1,009	269,829
Net investment income		214,076

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,127,626
Forward currency contracts	5,297
Currency transactions	(1,568)	3,131,355
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $36,616):
Unaffiliated issuers	1,458,170
Affiliated issuers	143,401
Forward currency contracts	(7,470)
Currency translations	661	1,594,762
Net realized gain and unrealized appreciation		4,726,117
Net increase in net assets resulting from operations		$4,940,193

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

New Perspective Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2018*	Year ended September 30, 2017
Operations:
Net investment income	$214,076	$664,112
Net realized gain	3,131,355	4,134,699
Net unrealized appreciation	1,594,762	7,780,623
Net increase in net assets resulting from operations	4,940,193	12,579,434

Dividends and distributions paid to shareholders:
Dividends from net investment income	(373,135)	(491,976)
Distributions from net realized gain on investments	(3,688,306)	(1,749,493)
Total dividends and distributions paid to shareholders	(4,061,441)	(2,241,469)

Net capital share transactions	5,173,904	1,805,467

Total increase in net assets	6,052,656	12,143,432

Net assets:
Beginning of period	73,204,769	61,061,337
End of period (including undistributed net investment income: $63,716 and $222,775, respectively)	$79,257,425	$73,204,769

*	Unaudited.

See Notes to Financial Statements

12	New Perspective Fund

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Future income is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

New Perspective Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Shares redeemed — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind

14	New Perspective Fund

is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

New Perspective Fund	15

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	New Perspective Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2018 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$18,103,303	$2,389,122	$—	$20,492,425
Consumer discretionary	10,232,181	4,231,603	—	14,463,784
Financials	5,425,628	3,984,502	—	9,410,130
Consumer staples	2,610,864	4,471,388	—	7,082,252
Industrials	3,771,377	3,029,782	—	6,801,159
Health care	4,674,373	1,445,043	—	6,119,416
Materials	3,203,369	1,473,535	—	4,676,904
Energy	1,756,740	1,223,982	—	2,980,722
Telecommunication services	822,291	254,292	—	1,076,583
Other	642,882	501,773	—	1,144,655
Miscellaneous	31,769	185,404	—	217,173
Convertible bonds	—	63,792	—	63,792
Bonds, notes & other debt instruments	—	9,974	—	9,974
Short-term securities	—	4,580,001	—	4,580,001
Total	$51,274,777	$27,844,193	$—	$79,118,970

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$29	$—	$29
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(14)	—	(14)
Total	$—	$15	$—	$15

*	Securities with a value of $7,446,441,000, which represented 9.40% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New Perspective Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

18	New Perspective Fund

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $186,001,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, March 31, 2018 (dollars in thousands):

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$29	Unrealized depreciation on open forward currency contracts	$14

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$5,297	Net unrealized depreciation on forward currency contracts	$(7,470)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the

New Perspective Fund	19

fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2018, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$29	$(14)	$—	$—	$15
Liabilities:
Bank of America, N.A.	$14	$(14)	$—	$—	$—

*	Non-cash collateral is shown on a settlement basis.

20	New Perspective Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$295,704
Undistributed long-term capital gains	3,583,584

New Perspective Fund	21

As of March 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$30,971,944
Gross unrealized depreciation on investments	(1,351,924)
Net unrealized appreciation on investments	29,620,020
Cost of investments	49,498,965

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2018				Year ended September 30, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$177,670		$1,996,808	$2,174,478	$278,040		$1,031,032		$1,309,072
Class B1					—		590		590
Class C	—		74,490	74,490	—		39,750		39,750
Class T2	—	[3]	1	1	—		—		—
Class F-1	6,616		87,086	93,702	10,957		43,834		54,791
Class F-2	38,661		298,171	336,832	47,625		134,071		181,696
Class F-3[4]	21,277		140,107	161,384	—		—		—
Class 529-A	8,179		100,688	108,867	11,452		46,636		58,088
Class 529-B1					—		97		97
Class 529-C	—		14,763	14,763	—	[3]	10,341		10,341
Class 529-E	133		4,232	4,365	356		2,142		2,498
Class 529-T2	—	[3]	1	1	—		—		—
Class 529-F-1	602		4,972	5,574	726		2,261		2,987
Class R-1	—		4,381	4,381	—		2,552		2,552
Class R-2	—		28,238	28,238	55		15,442		15,497
Class R-2E	84		3,011	3,095	225		867		1,092
Class R-3	1,935		86,764	88,699	7,211		46,021		53,232
Class R-4	8,487		103,904	112,391	13,614		52,193		65,807
Class R-5E	22		154	176	—	[3]	—	[3]	—	[3]
Class R-5	11,737		84,414	96,151	15,272		42,198		57,470
Class R-6	97,732		656,121	753,853	106,443		279,466		385,909
Total	$373,135		$3,688,306	$4,061,441	$491,976		$1,749,493		$2,241,469

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

22	New Perspective Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.355% on such assets in excess of $71 billion. For the six months ended March 31, 2018, the investment advisory services fee was $146,522,000, which was equivalent to an annualized rate of 0.376% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

New Perspective Fund	23

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

24	New Perspective Fund

For the six months ended March 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$51,390	$19,593		$ 2,106		Not applicable
Class C	7,560	705		379		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,281	1,140		457		Not applicable
Class F-2	Not applicable	3,226		1,585		Not applicable
Class F-3	Not applicable	121		759		Not applicable
Class 529-A	2,290	851		516		$687
Class 529-C	1,684	156		85		113
Class 529-E	216	21		22		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	43		26		35
Class R-1	438	47		22		Not applicable
Class R-2	2,112	1,025		142		Not applicable
Class R-2E	188	64		16		Not applicable
Class R-3	4,451	1,393		446		Not applicable
Class R-4	2,684	1,125		538		Not applicable
Class R-5E	Not applicable	3		1		Not applicable
Class R-5	Not applicable	463		438		Not applicable
Class R-6	Not applicable	31		3,511		Not applicable
Total class-specific expenses	$75,294	$30,007		$11,049		$864

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $736,000 in the fund’s statement of operations reflects $288,000 in current fees (either paid in cash or deferred) and a net increase of $448,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

New Perspective Fund	25

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2018

Class A	$1,512,909	33,759	$2,120,848	49,254		$(2,795,606)	(62,438)	$838,151	20,575
Class C	171,042	3,971	73,739	1,781		(195,844)	(4,552)	48,937	1,200
Class T	—	—	—	—		—	—	—	—
Class F-1	293,642	6,596	92,165	2,154		(297,197)	(6,695)	88,610	2,055
Class F-2	1,582,209	35,352	318,977	7,432		(687,470)	(15,419)	1,213,716	27,365
Class F-3	1,020,178	22,750	157,915	3,668		(227,248)	(5,069)	950,845	21,349
Class 529-A	233,071	5,239	108,840	2,557		(136,203)	(3,071)	205,708	4,725
Class 529-C	21,236	495	14,756	358		(143,392)	(3,320)	(107,400)	(2,467)
Class 529-E	5,127	117	4,362	104		(6,690)	(153)	2,799	68
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	13,537	307	5,573	131		(10,127)	(229)	8,983	209
Class R-1	6,667	155	4,361	106		(12,067)	(283)	(1,039)	(22)
Class R-2	67,880	1,573	28,224	681		(98,077)	(2,287)	(1,973)	(33)
Class R-2E	14,891	340	3,095	73		(5,202)	(118)	12,784	295
Class R-3	186,991	4,273	88,652	2,105		(326,023)	(7,463)	(50,380)	(1,085)
Class R-4	211,231	4,783	112,371	2,646		(326,127)	(7,417)	(2,525)	12
Class R-5E	7,895	180	175	4		(381)	(9)	7,689	175
Class R-5	185,260	4,131	96,050	2,234		(259,368)	(5,853)	21,942	512
Class R-6	1,840,995	41,109	752,349	17,472		(656,288)	(14,594)	1,937,056	43,987
Total net increase (decrease)	$7,374,761	165,130	$3,982,453	92,760		$(6,183,310)	(138,970)	$5,173,904	118,920

See end of table for footnotes.

26	New Perspective Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2017

Class A	$2,355,666	59,969		$1,274,829		35,971		$(5,877,560)	(151,271)	$(2,247,065)	(55,331)
Class B3	92	2		586		17		(36,559)	(996)	(35,881)	(977)
Class C	230,637	6,049		39,182		1,144		(418,637)	(11,179)	(148,818)	(3,986)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	434,091	11,097		53,767		1,526		(565,016)	(14,522)	(77,158)	(1,899)
Class F-2	3,332,324	85,710		171,816		4,862		(2,839,409)	(71,956)	664,731	18,616
Class F-3[5]	2,441,223	60,174		—		—		(143,519)	(3,370)	2,297,704	56,804
Class 529-A	162,998	4,228		58,084		1,657		(217,903)	(5,622)	3,179	263
Class 529-B3	15	—	[2]	97		3		(6,177)	(171)	(6,065)	(168)
Class 529-C	35,324	939		10,339		302		(60,409)	(1,604)	(14,746)	(363)
Class 529-E	6,590	172		2,498		72		(11,878)	(309)	(2,790)	(65)
Class 529-T4	10	—	[2]	—		—		—	—	10	— [2]
Class 529-F-1	19,686	511		2,983		85		(15,599)	(405)	7,070	191
Class R-1	11,306	299		2,550		75		(29,933)	(811)	(16,077)	(437)
Class R-2	117,413	3,118		15,486		451		(191,995)	(5,140)	(59,096)	(1,571)
Class R-2E	28,106	734		1,093		31		(8,028)	(209)	21,171	556
Class R-3	358,384	9,319		53,195		1,533		(512,315)	(13,453)	(100,736)	(2,601)
Class R-4	433,498	11,203		65,805		1,881		(517,006)	(13,505)	(17,703)	(421)
Class R-5E	1,435	39		—	[2]	—	[2]	(125)	(3)	1,310	36
Class R-5	351,867	8,909		57,411		1,621		(437,651)	(11,095)	(28,373)	(565)
Class R-6	2,865,261	72,653		385,071		10,866		(1,685,542)	(42,425)	1,564,790	41,094
Total net increase (decrease)	$13,185,936	335,125		$2,194,792		62,097		$(13,575,261)	(348,046)	$1,805,467	49,176

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,210,718,000 and $9,078,122,000, respectively, during the six months ended March 31, 2018.

New Perspective Fund	27

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2018[5,6]	$43.54	$.11	$2.76	$2.87
9/30/2017	37.41	.39	7.11	7.50
9/30/2016	35.80	.34	3.48	3.82
9/30/2015	38.12	.32	(.12)	.20
9/30/2014	36.52	.37	3.28	3.65
9/30/2013	30.34	.34	6.17	6.51
Class C:
3/31/2018[5,6]	41.82	(.06)	2.66	2.60
9/30/2017	35.98	.07	6.85	6.92
9/30/2016	34.53	.05	3.35	3.40
9/30/2015	36.91	.01	(.10)	(.09)
9/30/2014	35.43	.07	3.18	3.25
9/30/2013	29.44	.08	6.00	6.08
Class T:
3/31/2018[5,6]	43.57	.15	2.77	2.92
9/30/2017[5,11]	38.61	.27	4.69	4.96
Class F-1:
3/31/2018[5,6]	43.26	.09	2.76	2.85
9/30/2017	37.19	.35	7.07	7.42
9/30/2016	35.60	.32	3.47	3.79
9/30/2015	37.91	.30	(.12)	.18
9/30/2014	36.34	.35	3.25	3.60
9/30/2013	30.19	.33	6.14	6.47
Class F-2:
3/31/2018[5,6]	43.47	.16	2.75	2.91
9/30/2017	37.38	.47	7.08	7.55
9/30/2016	35.77	.42	3.49	3.91
9/30/2015	38.11	.40	(.13)	.27
9/30/2014	36.52	.46	3.28	3.74
9/30/2013	30.35	.44	6.15	6.59
Class F-3:
3/31/2018[5,6]	43.63	.18	2.77	2.95
9/30/2017[5,12]	37.16	.36	6.11	6.47

28	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.19)	$(2.18)	$(2.37)	$44.04	6.81%[7]		$41,905		.74%[8]		.74%[8]		.50%[8]
(.29)	(1.08)	(1.37)	43.54	20.87		40,527		.75		.75		.98
(.26)	(1.95)	(2.21)	37.41	10.91		36,897		.77		.77		.94
(.23)	(2.29)	(2.52)	35.80	.34		35,187		.75		.75		.84
(.30)	(1.75)	(2.05)	38.12	10.13		36,424		.76		.76		.98
(.33)	—	(.33)	36.52	21.65		34,514		.79		.79		1.04

—	(2.18)	(2.18)	42.24	6.40	[7]	1,514		1.53	[8]	1.53	[8]	(.30)[8]
—	(1.08)	(1.08)	41.82	19.88		1,448		1.55		1.55		.18
—	(1.95)	(1.95)	35.98	10.03		1,390		1.57		1.57		.14
—	(2.29)	(2.29)	34.53	(.45)		1,331		1.55		1.55		.04
(.02)	(1.75)	(1.77)	36.91	9.28		1,377		1.55		1.55		.18
(.09)	—	(.09)	35.43	20.69		1,354		1.59		1.59		.24

(.29)	(2.18)	(2.47)	44.02	6.92	[7,9]	—	[10]	.54	[8,9]	.54	[8,9]	.69	[8,9]
—	—	—	43.57	12.85	[7,9]	—	[10]	.27	[7,9]	.27	[7,9]	.64	[7,9]

(.17)	(2.18)	(2.35)	43.76	6.77	[7]	1,827		.82	[8]	.82	[8]	.42	[8]
(.27)	(1.08)	(1.35)	43.26	20.76		1,717		.83		.83		.91
(.25)	(1.95)	(2.20)	37.19	10.83		1,546		.84		.84		.88
(.20)	(2.29)	(2.49)	35.60	.31		1,326		.81		.81		.79
(.28)	(1.75)	(2.03)	37.91	10.04		1,203		.82		.82		.94
(.32)	—	(.32)	36.34	21.62		1,385		.82		.82		1.00

(.28)	(2.18)	(2.46)	43.92	6.92	[7]	6,872		.54	[8]	.54	[8]	.72	[8]
(.38)	(1.08)	(1.46)	43.47	21.09		5,611		.55		.55		1.19
(.35)	(1.95)	(2.30)	37.38	11.13		4,130		.55		.55		1.18
(.32)	(2.29)	(2.61)	35.77	.57		2,644		.55		.55		1.06
(.40)	(1.75)	(2.15)	38.11	10.38		2,166		.54		.54		1.21
(.42)	—	(.42)	36.52	21.97		1,176		.54		.54		1.31

(.33)	(2.18)	(2.51)	44.07	6.97	[7]	3,444		.45	[8]	.45	[8]	.82	[8]
—	—	—	43.63	17.41	[7]	2,478		.45	[8]	.45	[8]	1.27	[8]

See end of table for footnotes.

New Perspective Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2018[5,6]	$43.05	$.10	$2.73	$2.83
9/30/2017	37.01	.35	7.03	7.38
9/30/2016	35.43	.30	3.46	3.76
9/30/2015	37.75	.28	(.11)	.17
9/30/2014	36.20	.34	3.23	3.57
9/30/2013	30.08	.32	6.11	6.43
Class 529-C:
3/31/2018[5,6]	41.72	(.09)	2.67	2.58
9/30/2017	35.92	.05	6.83	6.88
9/30/2016	34.49	.03	3.35	3.38
9/30/2015	36.89	(.01)	(.10)	(.11)
9/30/2014	35.43	.04	3.18	3.22
9/30/2013	29.46	.06	6.00	6.06
Class 529-E:
3/31/2018[5,6]	42.58	.04	2.71	2.75
9/30/2017	36.62	.26	6.96	7.22
9/30/2016	35.07	.22	3.42	3.64
9/30/2015	37.39	.19	(.11)	.08
9/30/2014	35.87	.24	3.22	3.46
9/30/2013	29.81	.23	6.07	6.30
Class 529-T:
3/31/2018[5,6]	43.56	.14	2.77	2.91
9/30/2017[5,11]	38.61	.26	4.69	4.95
Class 529-F-1:
3/31/2018[5,6]	43.00	.14	2.73	2.87
9/30/2017	36.98	.44	7.01	7.45
9/30/2016	35.41	.39	3.44	3.83
9/30/2015	37.74	.37	(.12)	.25
9/30/2014	36.18	.42	3.24	3.66
9/30/2013	30.07	.39	6.10	6.49
Class R-1:
3/31/2018[5,6]	41.49	(.07)	2.64	2.57
9/30/2017	35.70	.07	6.80	6.87
9/30/2016	34.27	.05	3.33	3.38
9/30/2015	36.65	.02	(.11)	(.09)
9/30/2014	35.21	.07	3.17	3.24
9/30/2013	29.27	.08	5.96	6.04

30	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.18)	$(2.18)	$(2.36)	$43.52	6.76%[7]		$2,120		.81%[8]		.81%[8]		.43%[8]
(.26)	(1.08)	(1.34)	43.05	20.76		1,893		.82		.82		.91
(.23)	(1.95)	(2.18)	37.01	10.80		1,618		.86		.86		.86
(.20)	(2.29)	(2.49)	35.43	.30		1,503		.84		.84		.75
(.27)	(1.75)	(2.02)	37.75	10.01		1,516		.85		.85		.90
(.31)	—	(.31)	36.20	21.57		1,379		.87		.87		.96

—	(2.18)	(2.18)	42.12	6.39	[7]	292		1.59	[8]	1.59	[8]	(.40)[8]
—	(1.08)	(1.08)	41.72	19.80		393		1.60		1.60		.13
—	(1.95)	(1.95)	35.92	9.95		351		1.63		1.63		.08
—	(2.29)	(2.29)	34.49	(.48)		331		1.62		1.62		(.03)
(.01)	(1.75)	(1.76)	36.89	9.18		341		1.63		1.63		.11
(.09)	—	(.09)	35.43	20.61		317		1.66		1.66		.17

(.07)	(2.18)	(2.25)	43.08	6.64	[7]	87		1.05	[8]	1.05	[8]	.19	[8]
(.18)	(1.08)	(1.26)	42.58	20.47		84		1.06		1.06		.67
(.14)	(1.95)	(2.09)	36.62	10.54		74		1.09		1.09		.62
(.11)	(2.29)	(2.40)	35.07	.04		71		1.09		1.09		.51
(.19)	(1.75)	(1.94)	37.39	9.75		73		1.09		1.09		.65
(.24)	—	(.24)	35.87	21.27		68		1.12		1.12		.71

(.28)	(2.18)	(2.46)	44.01	6.88	[7,9]	—	[10]	.60	[8,9]	.60	[8,9]	.63	[8,9]
—	—	—	43.56	12.82	[7,9]	—	[10]	.29	[7,9]	.29	[7,9]	.62	[7,9]

(.26)	(2.18)	(2.44)	43.43	6.91	[7]	107		.59	[8]	.59	[8]	.65	[8]
(.35)	(1.08)	(1.43)	43.00	21.02		97		.61		.61		1.13
(.31)	(1.95)	(2.26)	36.98	11.07		76		.63		.63		1.09
(.29)	(2.29)	(2.58)	35.41	.47		62		.63		.63		.97
(.35)	(1.75)	(2.10)	37.74	10.27		60		.63		.63		1.12
(.38)	—	(.38)	36.18	21.80		50		.65		.65		1.18

—	(2.18)	(2.18)	41.88	6.40	[7]	86		1.55	[8]	1.55	[8]	(.32)[8]
—	(1.08)	(1.08)	41.49	19.89		85		1.54		1.54		.18
—	(1.95)	(1.95)	35.70	10.01		89		1.56		1.56		.14
—	(2.29)	(2.29)	34.27	(.43)		98		1.54		1.54		.05
(.05)	(1.75)	(1.80)	36.65	9.28		102		1.55		1.55		.20
(.10)	—	(.10)	35.21	20.70		92		1.56		1.56		.26

See end of table for footnotes.

New Perspective Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2018[5,6]	$41.87	$(.07)		$2.67	$2.60
9/30/2017	36.03	.07		6.85	6.92
9/30/2016	34.56	.05		3.37	3.42
9/30/2015	36.93	.03		(.11)	(.08)
9/30/2014	35.46	.07		3.19	3.26
9/30/2013	29.47	.10		6.00	6.10
Class R-2E:
3/31/2018[5,6]	42.85	—	[13]	2.73	2.73
9/30/2017	37.01	.20		7.00	7.20
9/30/2016	35.67	.19		3.47	3.66
9/30/2015	38.12	.68		(.50)	.18
9/30/2014[5,14]	39.03	.03		(.94)	(.91)
Class R-3:
3/31/2018[5,6]	42.52	.03		2.71	2.74
9/30/2017	36.57	.25		6.95	7.20
9/30/2016	35.03	.21		3.41	3.62
9/30/2015	37.34	.19		(.11)	.08
9/30/2014	35.83	.24		3.21	3.45
9/30/2013	29.79	.24		6.05	6.29
Class R-4:
3/31/2018[5,6]	42.96	.10		2.73	2.83
9/30/2017	36.94	.37		7.01	7.38
9/30/2016	35.37	.32		3.44	3.76
9/30/2015	37.69	.30		(.11)	.19
9/30/2014	36.14	.36		3.24	3.60
9/30/2013	30.04	.34		6.10	6.44
Class R-5E:
3/31/2018[5,6]	43.40	.17		2.74	2.91
9/30/2017	37.30	.47		7.04	7.51
9/30/2016[5,15]	39.06	.35		.23	.58
Class R-5:
3/31/2018[5,6]	43.56	.17		2.77	2.94
9/30/2017	37.44	.49		7.10	7.59
9/30/2016	35.82	.44		3.49	3.93
9/30/2015	38.15	.41		(.11)	.30
9/30/2014	36.55	.48		3.27	3.75
9/30/2013	30.37	.45		6.15	6.60

32	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$—	$(2.18)	$(2.18)	$42.29	6.39%[7]		$561		1.55%[8]		1.55%[8]		(.31)%[8]
— [13]	(1.08)	(1.08)	41.87	19.87		557		1.55		1.55		.18
—	(1.95)	(1.95)	36.03	10.05		536		1.55		1.55		.16
—	(2.29)	(2.29)	34.56	(.40)		544		1.51		1.51		.08
(.04)	(1.75)	(1.79)	36.93	9.28		595		1.54		1.54		.20
(.11)	—	(.11)	35.46	20.74		599		1.53		1.53		.30

(.06)	(2.18)	(2.24)	43.34	6.56	[7]	66		1.25	[8]	1.25	[8]	.01	[8]
(.28)	(1.08)	(1.36)	42.85	20.26		53		1.24		1.24		.51
(.37)	(1.95)	(2.32)	37.01	10.46		25		1.24		1.24		.52
(.34)	(2.29)	(2.63)	35.67	.29	[9]	—	[10]	.95	[9]	.95	[9]	1.79	[9]
—	—	—	38.12	(2.33)[7,9]		—	[10]	.05	[7,9]	.05	[7,9]	.08	[7,9]

(.05)	(2.18)	(2.23)	43.03	6.63	[7]	1,724		1.10	[8]	1.10	[8]	.13	[8]
(.17)	(1.08)	(1.25)	42.52	20.44		1,750		1.09		1.09		.64
(.13)	(1.95)	(2.08)	36.57	10.52		1,600		1.11		1.11		.60
(.10)	(2.29)	(2.39)	35.03	.04		1,573		1.09		1.09		.50
(.19)	(1.75)	(1.94)	37.34	9.75		1,670		1.10		1.10		.64
(.25)	—	(.25)	35.83	21.25		1,625		1.11		1.11		.73

(.18)	(2.18)	(2.36)	43.43	6.78	[7]	2,115		.80	[8]	.80	[8]	.44	[8]
(.28)	(1.08)	(1.36)	42.96	20.80		2,092		.79		.79		.95
(.24)	(1.95)	(2.19)	36.94	10.84		1,814		.81		.81		.90
(.22)	(2.29)	(2.51)	35.37	.34		1,741		.79		.79		.80
(.30)	(1.75)	(2.05)	37.69	10.09		1,851		.80		.80		.95
(.34)	—	(.34)	36.14	21.63		1,643		.80		.80		1.03

(.31)	(2.18)	(2.49)	43.82	6.90	[7]	9		.58	[8]	.58	[8]	.77	[8]
(.33)	(1.08)	(1.41)	43.40	20.98		2		.59		.59		1.17
(.39)	(1.95)	(2.34)	37.30	1.68	[7]	—	[10]	.70	[8]	.69	[8]	1.14	[8]

(.30)	(2.18)	(2.48)	44.02	6.96	[7]	1,731		.49	[8]	.49	[8]	.75	[8]
(.39)	(1.08)	(1.47)	43.56	21.16		1,691		.49		.49		1.24
(.36)	(1.95)	(2.31)	37.44	11.19		1,475		.50		.50		1.21
(.34)	(2.29)	(2.63)	35.82	.64		1,435		.49		.49		1.09
(.40)	(1.75)	(2.15)	38.15	10.41		1,386		.49		.49		1.26
(.42)	—	(.42)	36.55	21.99		1,278		.50		.50		1.35

See end of table for footnotes.

New Perspective Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2018[5,6]	$43.64	$.18	$2.76	$2.94
9/30/2017	37.51	.51	7.11	7.62
9/30/2016	35.88	.45	3.51	3.96
9/30/2015	38.21	.44	(.13)	.31
9/30/2014	36.60	.49	3.29	3.78
9/30/2013	30.41	.46	6.17	6.63

	Six months ended	Year ended September 30
	March 31, 2018[5,6,7]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	12%	28%	22%[16]	27%	25%	30%

See Notes to Financial Statements

34	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[4]	Ratio of net income (loss) to average net assets[2,4]

$(.32)	$(2.18)	$(2.50)	$44.08	6.98%[7]	$14,797	.44%[8]	.44%[8]	.81%[8]
(.41)	(1.08)	(1.49)	43.64	21.22	12,727	.45	.45	1.29
(.38)	(1.95)	(2.33)	37.51	11.26	9,398	.45	.45	1.25
(.35)	(2.29)	(2.64)	35.88	.68	8,200	.45	.45	1.15
(.42)	(1.75)	(2.17)	38.21	10.48	7,317	.45	.45	1.30
(.44)	—	(.44)	36.60	22.05	5,887	.45	.45	1.38

[1]	Based on average shares outstanding.
[2]	For the year ended September 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .11 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Includes the value of securities sold due to a redemption of shares in-kind. The rate would have been 21% without the redemption of shares in-kind.

New Perspective Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2017, through March 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	New Perspective Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2017	3/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,068.15	$3.82	.74%
Class A – assumed 5% return	1,000.00	1,021.24	3.73	.74
Class C – actual return	1,000.00	1,063.98	7.87	1.53
Class C – assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class T – actual return	1,000.00	1,069.18	2.79	.54
Class T – assumed 5% return	1,000.00	1,022.24	2.72	.54
Class F-1 – actual return	1,000.00	1,067.69	4.23	.82
Class F-1 – assumed 5% return	1,000.00	1,020.84	4.13	.82
Class F-2 – actual return	1,000.00	1,069.24	2.79	.54
Class F-2 – assumed 5% return	1,000.00	1,022.24	2.72	.54
Class F-3 – actual return	1,000.00	1,069.69	2.32	.45
Class F-3 – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class 529-A – actual return	1,000.00	1,067.63	4.18	.81
Class 529-A – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class 529-C – actual return	1,000.00	1,063.87	8.18	1.59
Class 529-C – assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class 529-E – actual return	1,000.00	1,066.41	5.41	1.05
Class 529-E – assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class 529-T – actual return	1,000.00	1,068.76	3.09	.60
Class 529-T – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class 529-F-1 – actual return	1,000.00	1,069.06	3.04	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,021.99	2.97	.59
Class R-1 – actual return	1,000.00	1,064.01	7.98	1.55
Class R-1 – assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2 – actual return	1,000.00	1,063.88	7.98	1.55
Class R-2 – assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2E – actual return	1,000.00	1,065.56	6.44	1.25
Class R-2E – assumed 5% return	1,000.00	1,018.70	6.29	1.25
Class R-3 – actual return	1,000.00	1,066.25	5.67	1.10
Class R-3 – assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class R-4 – actual return	1,000.00	1,067.77	4.12	.80
Class R-4 – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5E – actual return	1,000.00	1,069.02	2.99	.58
Class R-5E – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class R-5 – actual return	1,000.00	1,069.62	2.53	.49
Class R-5 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-6 – actual return	1,000.00	1,069.82	2.27	.44
Class R-6 – assumed 5% return	1,000.00	1,022.74	2.22	.44

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

New Perspective Fund	37

Approval of Investment Advisory and Service Agreement

New Perspective Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital and secondary objective of future income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s

38	New Perspective Fund

investment results measured against various indexes, including the Lipper Global Funds Index, the MSCI All Country World Index and the MSCI World Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the lifetime period and 20-year period, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Global Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered

New Perspective Fund	39

CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	New Perspective Fund

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New Perspective Fund	41

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42	New Perspective Fund

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New Perspective Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2018, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright© 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New Perspective Fund®
Investment portfolio
March 31, 2018
unaudited
Common stocks 93.96% Information technology 25.86%	Shares	Value (000)
Facebook, Inc., Class A1	12,766,100	$2,039,895
Taiwan Semiconductor Manufacturing Co., Ltd.	202,480,994	1,718,766
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	129,293
ASML Holding NV2	5,991,109	1,184,938
ASML Holding NV (New York registered)	2,759,470	547,920
Microsoft Corp.	16,787,000	1,532,149
Alphabet Inc., Class C1	926,723	956,184
Alphabet Inc., Class A1	497,800	516,288
Broadcom Ltd.	4,316,600	1,017,207
Samsung Electronics Co., Ltd.	408,488	943,136
Samsung Electronics Co., Ltd., nonvoting preferred	7,128	13,642
Visa Inc., Class A	7,382,100	883,047
Nintendo Co., Ltd.	1,943,600	855,746
Mastercard Inc., Class A	4,595,900	805,018
Murata Manufacturing Co., Ltd.	4,501,964	616,308
GoDaddy Inc., Class A1,3	9,948,440	611,033
AAC Technologies Holdings Inc.[2]	23,338,210	426,724
ON Semiconductor Corp.[1]	16,686,900	408,162
ServiceNow, Inc.[1]	2,274,675	376,345
Texas Instruments Inc.	3,601,600	374,170
Intel Corp.	6,875,000	358,050
Largan Precision Co., Ltd.	2,505,000	287,813
Global Payments Inc.	2,282,000	254,489
Amphenol Corp., Class A	2,787,900	240,122
Trimble Inc.[1]	6,634,000	238,028
TEMENOS Group AG (Switzerland)[2]	1,977,219	237,153
VeriSign, Inc.[1]	1,959,944	232,371
QUALCOMM Inc.	4,131,100	228,904
SAP SE2	1,911,024	199,916
Apple Inc.	1,167,600	195,900
Autodesk, Inc.[1]	1,465,000	183,975
FLIR Systems, Inc.	3,644,000	182,236
Symantec Corp.	6,143,000	158,797
Telefonaktiebolaget LM Ericsson, Class B2	24,607,559	155,890
Keyence Corp.	237,000	147,059
DXC Technology Co.	1,250,000	125,662
Western Digital Corp.	1,300,000	119,951
Applied Materials, Inc.	2,000,000	111,220
MercadoLibre, Inc.	294,900	105,099
Flex Ltd.[1]	6,000,000	97,980
Activision Blizzard, Inc.	1,385,500	93,466
Amadeus IT Group SA, Class A, non-registered shares[2]	1,250,462	92,413
Halma PLC[2]	5,564,540	92,088
TE Connectivity Ltd.	913,975	91,306
MediaTek Inc.	6,275,000	73,280
PayPal Holdings, Inc.[1]	945,580	71,741
Renesas Electronics Corp.[1]	6,229,611	62,630
New Perspective Fund — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Workday, Inc., Class A1	363,500	$46,204
NetApp, Inc.	536,300	33,084
LG Display Co., Ltd.	800,000	19,627
		20,492,425
Consumer discretionary 18.25%
Amazon.com, Inc.[1]	2,210,132	3,198,812
Naspers Ltd., Class N2	5,586,042	1,368,338
Netflix, Inc.[1]	2,689,000	794,196
Booking Holdings Inc.[1]	363,380	755,972
Tesla, Inc.[1]	2,500,000	665,325
NIKE, Inc., Class B	9,645,000	640,814
LVMH Moët Hennessy-Louis Vuitton SE2	1,861,166	573,777
Starbucks Corp.	9,853,600	570,425
Hilton Worldwide Holdings Inc.	5,732,501	451,492
Norwegian Cruise Line Holdings Ltd.[1]	8,325,000	440,975
adidas AG2	1,630,170	394,668
Home Depot, Inc.	2,125,000	378,760
Peugeot SA2	14,528,000	349,753
Ctrip.com International, Ltd. (ADR)[1]	6,640,300	309,571
Hermès International[2]	471,740	279,622
Valeo SA, non-registered shares[2]	4,158,000	274,877
Suzuki Motor Corp.	4,747,400	255,591
MGM Resorts International	6,890,000	241,288
Samsonite International SA2	52,248,200	238,901
Burberry Group PLC[2]	7,802,931	185,661
Kering SA2	371,180	177,921
Altice NV, Class A1,2	21,382,821	176,799
Hyundai Motor Co.	1,160,350	156,216
Walt Disney Co.	1,553,800	156,064
Newell Brands Inc.	6,066,300	154,569
McDonald’s Corp.	979,900	153,237
Wynn Resorts, Ltd.	829,500	151,268
Melco Resorts & Entertainment Ltd. (ADR)	4,532,200	131,343
Ryohin Keikaku Co., Ltd.	366,800	123,036
Sony Corp.	2,346,000	113,432
CBS Corp., Class B	1,908,924	98,100
Royal Caribbean Cruises Ltd.	785,900	92,532
Industria de Diseño Textil, SA2	2,531,985	79,332
SES SA, Class A (FDR)[2]	5,807,717	78,657
Domino’s Pizza, Inc.	299,000	69,834
Wynn Macau, Ltd.[2]	14,533,918	53,297
Whirlpool Corp.	342,500	52,440
YUM! Brands, Inc.	595,000	50,652
DENSO Corp.	479,800	26,237
		14,463,784
Financials 11.87%
JPMorgan Chase & Co.	12,947,700	1,423,858
CME Group Inc., Class A	7,012,400	1,134,186
AIA Group Ltd.[2]	111,018,600	947,703
Chubb Ltd.	4,220,800	577,279
Prudential PLC[2]	20,267,222	506,193
BlackRock, Inc.	913,789	495,018
BNP Paribas SA2	6,591,770	488,591
New Perspective Fund — Page 2 of 8

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Moody’s Corp.	2,989,700	$482,239
DNB ASA[2]	18,042,754	351,890
KBC Groep NV2	3,703,624	322,725
Société Générale[2]	5,745,000	312,457
ICICI Bank Ltd.[2]	32,135,719	138,087
ICICI Bank Ltd. (ADR)	12,430,000	110,006
Goldman Sachs Group, Inc.	812,326	204,592
Intercontinental Exchange, Inc.	2,682,000	194,499
Bank of China Ltd., Class H2	336,467,000	182,856
State Street Corp.	1,468,036	146,407
UniCredit SpA[1,2]	6,543,082	137,243
Sampo Oyj, Class A2	2,265,112	126,294
Arch Capital Group Ltd.[1]	1,274,950	109,123
SVB Financial Group[1]	452,100	108,508
London Stock Exchange Group PLC[2]	1,862,400	107,822
Bank of New York Mellon Corp.	1,685,700	86,864
Berkshire Hathaway Inc., Class A1	280	83,748
T. Rowe Price Group, Inc.	725,000	78,278
Oversea-Chinese Banking Corp. Ltd.[2]	7,639,500	75,259
Bank of America Corp.	2,339,100	70,150
Morgan Stanley	1,270,500	68,556
Banco Santander, SA2	9,479,180	61,804
AXA SA2	2,215,000	58,948
Credit Suisse Group AG2	3,227,213	54,128
Münchener Rückversicherungs-Gesellschaft AG2	207,179	48,168
Banco Bilbao Vizcaya Argentaria, SA2	4,957,268	39,236
Mitsubishi UFJ Financial Group, Inc.	4,871,000	31,900
UBS Group AG2	1,425,985	25,098
Metlife, Inc.	403,800	18,530
Brighthouse Financial, Inc.[1]	36,709	1,887
		9,410,130
Consumer staples 8.94%
Pernod Ricard SA2	6,285,796	1,046,775
British American Tobacco PLC[2]	15,053,289	873,113
Nestlé SA2	10,277,488	813,291
Costco Wholesale Corp.	2,144,500	404,088
Coca-Cola Co.	8,966,800	389,428
Philip Morris International Inc.	2,734,800	271,839
Shoprite Holdings Ltd.[2]	12,172,500	259,989
Carlsberg A/S, Class B2	2,171,929	259,458
WH Group Limited[2]	191,507,000	205,840
Coca-Cola European Partners plc	4,795,479	199,780
L’Oréal SA, bonus shares[2]	883,207	199,459
Mondelez International, Inc.	4,681,400	195,355
Associated British Foods PLC[2]	5,507,959	192,393
Asahi Group Holdings, Ltd.	3,567,800	189,972
Uni-Charm Corp.	6,050,000	172,183
KOSÉ Corp.	785,900	164,446
Japan Tobacco Inc.	4,986,400	143,647
Walgreens Boots Alliance, Inc.	1,890,000	123,738
Reckitt Benckiser Group PLC[2]	1,419,500	120,184
Fomento Económico Mexicano, SAB de CV (ADR)	800,000	73,144
Fomento Económico Mexicano, SAB de CV	4,950,000	45,132
Danone SA2	1,457,922	118,045
New Perspective Fund — Page 3 of 8

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Diageo PLC[2]	3,449,522	$116,598
Coca-Cola HBC AG (CDI)[2]	2,515,322	92,986
PepsiCo, Inc.	748,100	81,655
Kao Corp.	1,045,000	78,363
Alimentation Couche-Tard Inc., Class B	1,744,700	78,094
Godrej Consumer Products Ltd.[2]	4,283,229	72,631
Unilever NV, depository receipts[2]	1,125,602	63,608
Unilever PLC[2]	666,760	37,018
		7,082,252
Industrials 8.58%
Airbus SE, non-registered shares[2]	7,288,539	843,037
Ryanair Holdings PLC (ADR)[1]	5,365,861	659,196
ASSA ABLOY AB, Class B2	21,969,543	476,183
IDEX Corp.	3,023,500	430,879
Safran SA2	3,361,970	356,156
TransDigm Group Inc.	1,101,650	338,140
Eaton Corp. PLC[1]	4,093,900	327,144
Caterpillar Inc.	1,972,000	290,633
Equifax Inc.	2,297,900	270,716
Johnson Controls International PLC	7,360,649	259,389
Deutsche Post AG2	5,615,000	245,460
Fortive Corp.	2,800,000	217,056
Deere & Co.	1,387,700	215,538
Boeing Co.	609,000	199,679
DSV A/S2	2,237,593	176,397
Aggreko PLC[2]	12,796,777	131,809
Edenred SA2	3,619,413	125,901
Aalberts Industries NV, non-registered shares[2]	2,430,000	124,021
Hoshizaki Corp.	1,412,335	123,943
FedEx Corp.	500,000	120,055
PageGroup PLC[2]	15,066,518	113,442
International Consolidated Airlines Group, SA (CDI)[2]	12,824,400	110,668
KONE OYJ, Class B2	2,141,807	106,949
C.H. Robinson Worldwide, Inc.	1,067,000	99,989
RELX PLC[2]	4,403,200	90,521
DP World Ltd.[2]	3,462,655	78,011
Lockheed Martin Corp.	188,000	63,531
Ingersoll-Rand PLC	600,800	51,374
Larsen & Toubro Ltd.[2]	2,525,314	51,227
SMC Corp.	110,900	44,879
General Electric Co.	2,559,200	34,498
Hexcel Corp.	383,000	24,738
		6,801,159
Health care 7.72%
Intuitive Surgical, Inc.[1]	1,663,500	686,743
Boston Scientific Corp.[1]	20,640,200	563,890
Incyte Corp.[1]	6,385,700	532,120
Novo Nordisk A/S, Class B2	10,080,410	495,837
Thermo Fisher Scientific Inc.	2,257,974	466,181
Regeneron Pharmaceuticals, Inc.[1]	1,205,697	415,194
AstraZeneca PLC[2]	4,838,202	332,494
Zoetis Inc., Class A	3,375,000	281,846
Novartis AG2	2,923,051	236,382
New Perspective Fund — Page 4 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Seattle Genetics, Inc.[1]	3,743,903	$195,956
IDEXX Laboratories, Inc.[1]	1,017,000	194,644
Agios Pharmaceuticals, Inc.[1]	2,086,622	170,644
Danaher Corp.	1,446,500	141,627
Ultragenyx Pharmaceutical Inc.[1,3]	2,768,288	141,155
Vertex Pharmaceuticals Inc.[1]	828,000	134,948
Gilead Sciences, Inc.	1,672,300	126,075
Bluebird Bio, Inc.[1]	715,000	122,086
HOYA Corp.	2,384,200	118,840
Essilor International SA2	875,074	118,087
CSL Ltd.[2]	960,000	115,392
Hologic, Inc.[1]	2,592,000	96,837
Medtronic PLC	1,138,300	91,314
Grifols, SA, Class B, preferred nonvoting, non-registered shares[2]	3,791,766	80,708
Eli Lilly and Co.	997,700	77,192
Roche Holding AG, non-registered shares, nonvoting[2]	288,503	66,143
Abbott Laboratories	1,040,000	62,317
Biogen Inc.[1]	200,000	54,764
		6,119,416
Materials 5.90%
Vale SA, ordinary nominative (ADR)	57,805,119	735,281
Vale SA, ordinary nominative	10,731,155	137,062
Asahi Kasei Corp.	38,649,973	508,046
Praxair, Inc.	3,203,100	462,207
DowDuPont Inc.	6,490,005	413,478
Koninklijke DSM NV2	4,050,000	402,587
Shin-Etsu Chemical Co., Ltd.	3,095,300	320,058
Sherwin-Williams Co.	735,000	288,208
Nutrien Ltd. (CAD denominated)	4,155,400	196,385
LafargeHolcim Ltd.[2]	3,239,694	177,365
Chr. Hansen Holding A/S2	1,919,776	165,819
Air Liquide SA, non-registered shares[2]	1,081,582	132,580
Newcrest Mining Ltd.[2]	8,420,577	126,543
Rio Tinto PLC[2]	2,040,000	103,486
LANXESS AG2	1,325,000	101,557
First Quantum Minerals Ltd.	6,850,000	96,179
Linde AG, non-registered shares[1,2]	370,000	77,866
BHP Billiton PLC[2]	3,400,200	67,015
Tata Steel Ltd.[2]	6,978,822	61,544
Glencore PLC[2]	11,500,000	57,173
CF Industries Holdings, Inc.	622,500	23,487
Barrick Gold Corp.	1,845,600	22,978
		4,676,904
Energy 3.76%
Reliance Industries Ltd.[2]	50,460,000	686,150
Enbridge Inc. (CAD denominated)	12,964,463	407,730
Enbridge Inc. (CAD denominated)[2,4]	2,323,647	72,348
Royal Dutch Shell PLC, Class B2	12,955,400	417,129
Royal Dutch Shell PLC, Class A2	411,721	12,909
Schlumberger Ltd.	3,320,000	215,070
Occidental Petroleum Corp.	3,300,300	214,388
Canadian Natural Resources, Ltd. (CAD denominated)	6,438,000	202,374
Baker Hughes, a GE Co., Class A	6,689,000	185,754
New Perspective Fund — Page 5 of 8

unaudited
Common stocks Energy (continued)	Shares	Value (000)
EOG Resources, Inc.	1,585,000	$166,853
Halliburton Co.	3,440,700	161,506
ConocoPhillips	1,200,000	71,148
Ensco PLC, Class A	12,259,925	53,821
Core Laboratories NV	399,500	43,234
Oil Search Ltd.[2]	6,417,335	35,446
Chevron Corp.	305,700	34,862
		2,980,722
Telecommunication services 1.36%
SoftBank Group Corp.	6,062,234	452,831
América Móvil, SAB de CV, Series L (ADR)	19,353,600	369,460
Vodafone Group PLC[2]	52,701,167	144,183
MTN Group Ltd.[2]	7,953,498	80,580
Koninklijke KPN NV2	9,839,229	29,529
		1,076,583
Utilities 1.04%
Sempra Energy	2,024,700	225,187
AES Corp.	19,748,800	224,544
Enel SPA[2]	31,841,230	195,033
Ørsted AS2	2,800,000	182,247
		827,011
Real estate 0.40%
American Tower Corp. REIT	899,800	130,777
CK Asset Holdings Ltd.[2]	14,712,500	124,493
Digital Realty Trust, Inc. REIT	591,900	62,374
		317,644
Miscellaneous 0.28%
Other common stocks in initial period of acquisition		217,173
Total common stocks (cost: $45,024,340,000)		74,465,203
Convertible bonds 0.08% Energy 0.08%	Principal amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 2019[5]	$2,964	67
Cobalt International Energy, Inc., convertible notes, 3.125% 2024[5]	50,413	630
Weatherford International PLC 5.875% 2021	70,188	63,095
		63,792
Total convertible bonds (cost: $100,924,000)		63,792
Bonds, notes & other debt instruments 0.01% U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.875% 2018	10,000	9,974
Total U.S. Treasury bonds & notes		9,974
Total bonds, notes & other debt instruments (cost: $9,975,000)		9,974
New Perspective Fund — Page 6 of 8

unaudited
Short-term securities 5.78%	Principal amount (000)	Value (000)
Apple Inc. 1.57% due 4/11/2018[4]	$50,000	$49,969
Australia & New Zealand Banking Group, Ltd. 1.83% due 4/12/2018[4]	50,000	49,968
Bank of Montreal 1.80%–1.83% due 4/27/2018–5/9/2018	75,000	74,857
BMW U.S. Capital LLC 1.79% due 4/6/2018[4]	40,000	39,984
CAFCO, LLC 1.72%–1.79% due 4/9/2018–4/25/2018[4]	90,000	89,919
Caisse d’Amortissement de la Dette Sociale 1.72%–1.90% due 4/3/2018–4/10/2018[4]	75,000	74,973
Canadian Imperial Bank of Commerce 1.89% due 7/25/2018[4]	25,000	24,815
Chariot Funding, LLC 1.87%–2.31% due 7/2/2018–7/3/2018[4]	75,000	74,539
Commonwealth Bank of Australia 1.65% due 4/11/2018[4]	50,000	49,966
CPPIB Capital Inc. 1.72% due 4/9/2018[4]	50,000	49,973
CRC Funding, LLC 1.78% due 4/9/2018[4]	65,000	64,965
Export Development Canada 1.68%–1.70% due 5/3/2018–5/10/2018	60,000	59,871
ExxonMobil Corp. 1.89% due 6/15/2018	50,000	49,795
Fannie Mae 1.67%–1.75% due 6/4/2018–6/25/2018	154,200	153,667
Federal Farm Credit Banks 1.80% due 12/18/2018	59,800	58,935
Federal Home Loan Bank 1.40%–1.76% due 4/5/2018–5/29/2018	913,900	912,698
Gotham Funding Corp. 1.66% due 4/9/2018[4]	50,000	49,974
Hydro-Québec 1.63% due 4/23/2018[4]	100,000	99,872
IBM Credit LLC 1.82% due 4/3/2018[4]	25,000	24,994
ING (U.S.) Funding LLC 1.71% due 5/2/2018	50,000	49,907
Kells Funding, LLC 1.82% due 4/20/2018[4]	100,000	99,887
KfW 1.68% due 4/2/2018[4]	50,000	49,991
Liberty Street Funding Corp. 1.80%–2.31% due 5/11/2018–6/27/2018[4]	100,000	99,657
Mitsubishi UFJ Trust and Banking Corp. 1.72%–2.00% due 4/6/2018–8/1/2018[4]	100,000	99,573
Mizuho Bank, Ltd. 1.91%–2.00% due 5/9/2018–5/25/2018[4]	150,000	149,573
National Australia Bank Ltd. 1.65%–2.23% due 4/4/2018–6/19/2018[4]	63,480	63,341
Nestlé Capital Corp. 1.61%–1.79% due 4/5/2018–5/16/2018[4]	156,400	156,186
Nordea Bank AB 1.90% due 7/25/2018[4]	35,000	34,742
Novartis Finance Corp. 1.82% due 4/25/2018[4]	44,600	44,538
Province of Alberta 1.74%–1.90% due 4/3/2018–5/9/2018[4]	100,000	99,880
Province of Ontario 1.69% due 4/3/2018	29,800	29,793
Société Générale 1.62% due 4/2/2018[4]	1,650	1,650
Starbird Funding Corp. 1.86% due 4/26/2018[4]	55,900	55,817
Sumitomo Mitsui Banking Corp. 1.71%–1.87% due 4/30/2018–5/1/2018[4]	148,700	148,450
Svenska Handelsbanken Inc. 1.62% due 4/4/2018[4]	100,000	99,974
Swedbank AB 1.91% due 7/25/2018	50,000	49,651
Toronto-Dominion Bank 1.72%–1.95% due 5/7/2018–5/23/2018[4]	55,000	54,870
Total Capital Canada Ltd. 1.66%–1.95% due 4/9/2018–4/24/2018[4]	95,000	94,904
Toyota Motor Credit Corp. 1.71%–1.98% due 4/12/2018–5/23/2018	110,000	109,788
U.S. Treasury Bills 1.44%–1.69% due 4/12/2018–7/19/2018	762,000	759,605
Unilever Capital Corp. 1.65% due 4/9/2018[4]	40,000	39,978
Victory Receivables Corp. 1.68%–1.76% due 4/4/2018–4/16/2018[4]	88,300	88,257
Wal-Mart Stores, Inc. 1.66% due 4/17/2018[4]	46,300	46,255
Total short-term securities (cost: $4,580,987,000)		4,580,001
Total investment securities 99.83% (cost: $49,716,226,000)		79,118,970
Other assets less liabilities 0.17%		138,455
Net assets 100.00%		$79,257,425
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New Perspective Fund — Page 7 of 8

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD1,641	JPY175,930	Bank of America, N.A.	4/16/2018	$(14)
USD35,430	JPY3,754,000	Bank of America, N.A.	5/25/2018	29
				$15
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $23,190,426,000, which represented 29.26% of the net assets of the fund. This amount includes $22,918,619,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,343,782,000, which represented 2.96% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-007-0518O-S60649	New Perspective Fund — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2018